November 29, 1995

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, Northwest
Judiciary Plaza
Washington, D. C. 20549

RE:  Amended Rule 24f-2 Notice for United Vanguard Fund, Inc.
     File No. 2-31618 and 811-1806/CIK #101868

Dear Sir or Madam:

1. This Amended Notice is being filed for the fiscal year ended September 30, 1995;

2. At the beginning of such fiscal year the issuer had no securities registered under the Securities Act of 1933, other than pursuant to this section;

3. During such fiscal year the issuer registered no securities other than pursuant to this section;

4.   24,811,530 shares of the issuer were sold during such fiscal year, and*

5. 24,811,530 shares were sold during such fiscal year in reliance upon registration pursuant to this section.

This Amended Notice is accompanied by an opinion of counsel as prescribed by paragraph(b)(1)(v) of Rule 24f-2. We have wired $28,190.45 in payment of the filing fee prescribed by paragraph (c) of said Rule.

Very truly yours,



Sharon K. Pappas
Secretary

*During such fiscal year the issuer sold 24,811,530 shares in reliance upon registration pursuant to Rule 24f-2 at an actual aggregate sale price of $183,466,280 and redeemed 13,070,843 shares at an aggregate repurchase price of $101,713,982. None of such redeemed shares were previously applied by the issuer pursuant to Section 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. The filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, is based on the actual sale price of $183,466,280 for which shares were sold during the issuer's previous fiscal year reduced by the actual redemption price of $101,713,982 for which shares were redeemed by the issuer during such previous fiscal year.